Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration and Evaluation Assets
Beginning balance	$ 694	$ 631
Ending balance	636	694
Meadow Creek
Exploration and Evaluation Assets
Derecognition charges, before tax	240
Exploration and Evaluation Assets
Exploration and Evaluation Assets
Beginning balance	1,995	2,226
Acquisitions and additions	3	41
Transfers to oil and gas assets		(34)
Disposals and derecognition	(240)
Reclassified to assets held for sale		(239)
Foreign exchange adjustments		1
Ending balance	$ 1,758	$ 1,995